INVENTORY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Finished Product	$ 1,100,486	$ 1,124,739	$ 588,073
Raw Material	291,035	380,000
Deferred Costs	114,538	110,471
Inventory	$ 1,506,059	$ 1,615,210	$ 588,073	$ 618,069